Parent Company Only condensed Financial Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Expenses
General and administrative expenses	$ 52,031	$ 18,616	$ 7,081
Operating loss	(66,668)	(8,407)	8,705
Interest expense	(2,578)	(1,832)	(852)
Loss before income taxes	(68,727)	(10,448)	8,676
Income tax expense	(331)	(2,342)	(3,244)
Net loss	(71,999)	(12,359)	2,596
Parent Company [Member]
Operating Expenses
General and administrative expenses	(15,018)	(856)	(383)
Operating loss	(15,018)	(856)	(383)
Interest expense		(68)
Share of profits (losses) of subsidiaries and Consolidated VIEs	(56,981)	(18,601)	383
Loss before income taxes	(71,999)	(19,525)
Income tax expense
Net loss	$ (71,999)	$ (19,525)